ORIX Corporation Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2018
Equity [Abstract]
Information about Dividend Payments and Applicable Dividends

Information about ORIX Corporation Shareholders’ Equity for the six months ended September 30, 2017 and 2018 are as follows:

(1)	Dividend payments

	Six months ended September 30, 2017	Six months ended September 30, 2018
Resolution	The board of directors on May 23, 2017	The board of directors on May 21, 2018
Type of shares	Common stock	Common stock
Total dividends paid	¥38,162 million	¥49,984 million
Dividend per share	¥29.25	¥39.00
Date of record for dividend	March 31, 2017	March 31, 2018
Effective date for dividend	June 6, 2017	June 5, 2018
Dividend resource	Retained earnings	Retained earnings

(2)	Applicable dividends for which the date of record was in the six months ended September 30, 2017 and 2018, and for which the effective date was after September 30, 2017 and 2018

	Six months ended September 30, 2017	Six months ended September 30, 2018
Resolution	The board of directors on October 30, 2017	The board of directors on October 26, 2018
Type of shares	Common stock	Common stock
Total dividends paid	¥34,595 million	¥38,453 million
Dividend per share	¥27.00	¥30.00
Date of record for dividend	September 30, 2017	September 30, 2018
Effective date for dividend	December 4, 2017	December 4, 2018
Dividend resource	Retained earnings	Retained earnings